The Advisors’ Inner Circle Fund III

DEMZ Political Contributions ETF (the “Fund”)

Supplement, dated January 21, 2021, to the Fund’s Prospectus and Statement of Additional Information (the “SAI”), each dated November 2, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective immediately, all references to the Fund’s address are changed to the following:

DEMZ Political Contributions ETF
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Please retain this supplement for future reference.

RAM-SK-001-0100